Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Due to customers for contract work	₩ 813,207	₩ 629,399
Advances received	845,652	951,521
Unearned revenue	106,574	24,433
Withholdings	340,107	332,327
Firm commitment liability	11,852	35,993
Others	14,844	8,304
Other current liabilities	2,132,236	1,981,977
Non-current
Advances received	730,505	311,277
Unearned revenue	27,908	17,953
Others	28,583	19,067
Other non-current liabilities	₩ 786,996	₩ 348,297